Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, see the section of this proxy statement on “Com pen
sation Discuss
ion
and Analysis.”
PAY VS. PERFORMANCE TABLE FOR 2020-2022

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO(1)(2)	Compensation Actually Paid to Second PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income	Return on Average Common Tangible Equity(4)

2022	2,912,636	-	3,570,181	-	1,198,947	1,463,968	129.50	115.25	235,425,000	18.85%

2021	2,635,810	-	2,843,033	-	1,049,796	1,047,772	104.42	124.66	212,521,000	15.93%

2020	2,287,691	925,898	2,312,641	327,398	862,156	858,580	91.94	94.73	177,159,000	14.25%

(1)
Amounts represent compensation actually paid to each of our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table above for the applicable fiscal year, adjusted as follows:

	2022	2021	2020

Summary Compensation Table Amount for PEO David A. Brager	$2,912,636	$2,635,810	$2,287,691

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(959,469)	(863,835)	(934,725)

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,099,525	927,053	1,004,250

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	415,408	81,016	(22,880)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year	42,851	33,181	(35,915)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards During the year	59,230	29,808	14,220

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if ap plica ble, Prior Service Cost for Pension Plans(2)	-	-	-

Compensation Actually Paid for PEO	$3,570,181	$2,843,033	$2,312,641

	2022	2021	2020

Summary Compensation Table Amount for PEO Christopher D. Myers			$925,898

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table			$0.00

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	-	-	-

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year			(598,500)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards During the year	-	-	-

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(2)	-	-	-

Compensation Actually Paid for PEO			$327,398

	2022	2021	2020

Average Summary Compensation Table Amount for NEOs	1,198,947	1,049,796	862,156

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(418,504)	(365,789)	(419,719)

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	479,594	296,015	450,938

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	161,156	28,937	(14,638)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year	20,273	27,867	(24,882)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year

(+) Dividends Paid or Accrued on Unvested Awards During the year	22,502	10,947	4,725

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(2)	-	-	-

Average Compensation Actually Paid for NEOs	$1,463,968	$1,047,772	$858,580

NEOs included in Average Summary Compensation and average compensation actually paid	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl, Brian T. Mauntel	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl

(2)	The Company does not maintain, and has not maintained, any defined benefit or actuarial pension plans during the three-year period covered by this Table.
(3)	Based on initial investment of $100 and the cumulative Total Shareholder Return of investment in CVBF common stock (column (f)) and the KBW Nasdaq Regional Banking Index (column (g)).
(4)
Our Company-Selected Measure is Return on Average Tangible Common Equity, which is a non-GAAP
measure (net income, adjusted for
tax-affected
amortization of intangibles, as a percent of average tangible common equity (average stockholders’ equity, less average intangible assets)).

Company Selected Measure Name	Return on Average Tangible Common Equity
Named Executive Officers, Footnote [Text Block]	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl, Brian T. Mauntel	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to each of our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table above for the applicable fiscal year, adjusted as follows:

	2022	2021	2020

Summary Compensation Table Amount for PEO David A. Brager	$2,912,636	$2,635,810	$2,287,691

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(959,469)	(863,835)	(934,725)

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,099,525	927,053	1,004,250

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	415,408	81,016	(22,880)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year	42,851	33,181	(35,915)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards During the year	59,230	29,808	14,220

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if ap plica ble, Prior Service Cost for Pension Plans(2)	-	-	-

Compensation Actually Paid for PEO	$3,570,181	$2,843,033	$2,312,641

	2022	2021	2020

Summary Compensation Table Amount for PEO Christopher D. Myers			$925,898

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table			$0.00

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	-	-	-

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year			(598,500)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards During the year	-	-	-

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(2)	-	-	-

Compensation Actually Paid for PEO			$327,398

Non-PEO NEO Average Total Compensation Amount	$ 1,198,947	$ 1,049,796	$ 862,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,463,968	1,047,772	858,580
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020

Average Summary Compensation Table Amount for NEOs	1,198,947	1,049,796	862,156

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(418,504)	(365,789)	(419,719)

(+) Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	479,594	296,015	450,938

(+) Fair Value of Equity Awards Granted during year that Vested during the year	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	161,156	28,937	(14,638)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the year	20,273	27,867	(24,882)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the year

(+) Dividends Paid or Accrued on Unvested Awards During the year	22,502	10,947	4,725

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(2)	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(2)	-	-	-

Average Compensation Actually Paid for NEOs	$1,463,968	$1,047,772	$858,580

NEOs included in Average Summary Compensation and average compensation actually paid	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl, Brian T. Mauntel	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

Most Important Performance Measures

Net Profit After Tax
Relative Return on Average Tangible Common Equity
Relative Return on Average Assets
Average Demand Deposits
Average Total Loans (Net)
Noninterest Income
Noninterest (Operating) Expenses

Total Shareholder Return Amount	$ 129.5	104.42	91.94
Peer Group Total Shareholder Return Amount	115.25	124.66	94.73
Net Income (Loss)	$ 235,425,000	$ 212,521,000	$ 177,159,000
Company Selected Measure Amount	0.1885	0.1593	0.1425
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Profit After Tax
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Tangible Common Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Average Demand Deposits
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Average Total Loans (Net)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Noninterest Income
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Noninterest (Operating) Expenses
David A. Brager [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,912,636	$ 2,635,810	$ 2,287,691
PEO Actually Paid Compensation Amount	$ 3,570,181	2,843,033	2,312,641
PEO Name	David A. Brager
Christopher D. Myers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	0	925,898
PEO Actually Paid Compensation Amount	$ 0	0	327,398
PEO Name	Christopher D. Myers
PEO [Member] | David A. Brager [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (959,469)	(863,835)	(934,725)
PEO [Member] | David A. Brager [Member] | Fair Value Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,099,525	927,053	1,004,250
PEO [Member] | David A. Brager [Member] | Change In Fair Value Of Awards Granted In Prior Years That Were Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	415,408	81,016	(22,880)
PEO [Member] | David A. Brager [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,851	33,181	(35,915)
PEO [Member] | David A. Brager [Member] | Dividends Paid Or Accrued On Unvested Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,230	29,808	14,220
PEO [Member] | Christopher D. Myers [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christopher D. Myers [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(598,500)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,504)	(365,789)	(419,719)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479,594	296,015	450,938
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Were Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,156	28,937	(14,638)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,273	27,867	(24,882)
Non-PEO NEO [Member] | Dividends Paid Or Accrued On Unvested Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 22,502	$ 10,947	$ 4,725